Description of Organization and Business Operations - Armada - Annual - Additional Information (Detail) - USD ($)						9 Months Ended		12 Months Ended
	Nov. 04, 2025	Oct. 19, 2025	Aug. 28, 2025	Aug. 12, 2025	May 22, 2025	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Oct. 09, 2026	Oct. 08, 2026	Aug. 12, 2026	Dec. 31, 2025	Sep. 09, 2025
Description Of Organization And Business Operations [Line Items]
Common stock, par value (in usd per share)						$ 0.001		$ 0.001				$ 0.001
Common stock, issued (in shares)						1		1				1
Common stock, outstanding (in shares)						1		1				1
Armada Acquisition Corp. II
Description Of Organization And Business Operations [Line Items]
Date of incorporation						Oct. 03, 2024		Oct. 03, 2024
Proceeds from issuance initial public offering					$ 230,000,000
Proceeds from issuance of private placement						$ 0	$ 7,100,000	$ 7,100,000
Transaction costs					14,413,386
Payments for underwriting expense					$ 4,600,000
Underwriting Commitments					9,200,000
Other offering costs					$ 613,386
Cash and marketable securities held in Trust Account					$ 231,150,000	$ 241,164,305		$ 234,628,166
Trust assets value per share					$ 10.05
Maturity period of government securities					185 days
Dissolution commitments					$ 100,000
Percentage of public shares to be redeemed in case of non-completion of business combination					100.00%	100.00%		100.00%
Percentage of trust assets for acquisition					80.00%
Common stock, par value (in usd per share)													$ 0.10
Proceeds from issuance of warrants								$ 3,565,000
Cash						$ 54,503		361,105
Working capital						$ 5,289,441		$ 929,898
Common stock voting rights		Each share of Pubco Class Common A Stock will be entitled to one vote per share
Common stock, outstanding (in shares)		0
Class of warrant or right, outstanding (in shares)						11,500,000		11,500,000
Class of warrant or right, exercise price of warrants or rights (in usd per share)		$ 11.50				$ 11.50		$ 11.50
Delayed Funding Subscription Agreements | Armada Acquisition Corp. II
Description Of Organization And Business Operations [Line Items]
Price per share (usd per share)		$ 10.00
Proceeds from issuance of common stock		$ 10,500,000
Stock purchased during period shares (in shares)		200,000
Series C Subscription Agreement | Armada Acquisition Corp. II
Description Of Organization And Business Operations [Line Items]
Stock purchased during period shares (in shares)		211,319,096.061435
Ownership percentage attributed		19.90%
Ripple Group Subscription Agreement | Armada Acquisition Corp. II
Description Of Organization And Business Operations [Line Items]
Stock purchased during period shares (in shares)		50,000,000
Ownership percentage attributed		9.90%
XRP Token | Armada Acquisition Corp. II
Description Of Organization And Business Operations [Line Items]
Stock purchased during period shares (in shares)		600,000
Underwriter | Armada Acquisition Corp. II
Description Of Organization And Business Operations [Line Items]
Stock purchased during period shares (in shares)					310,000
Sponsor | Armada Acquisition Corp. II
Description Of Organization And Business Operations [Line Items]
Stock purchased during period shares (in shares)					400,000
Subsequent Event | Armada Acquisition Corp. II
Description Of Organization And Business Operations [Line Items]
Price per share (usd per share)	$ 2.36609
Class of warrant or right, exercise price of warrants or rights (in usd per share)		$ 11.50							$ 11.50
Stock purchased during period shares (in shares)	84,365,876.3625
Subsequent Event | Delayed Funding Subscription Agreements | Armada Acquisition Corp. II
Description Of Organization And Business Operations [Line Items]
Price per share (usd per share)		$ 10.00
Proceeds from issuance of common stock		$ 10,500,000
Stock purchased during period shares (in shares)		200,000
Subsequent Event | Series C Subscription Agreement | Armada Acquisition Corp. II
Description Of Organization And Business Operations [Line Items]
Price per share (usd per share)											$ 10.00
Stock purchased during period shares (in shares)		211,319,096.061435
Ownership percentage attributed		19.90%
Subsequent Event | Ripple Group Subscription Agreement | Armada Acquisition Corp. II
Description Of Organization And Business Operations [Line Items]
Stock purchased during period shares (in shares)		50,000,000
Ownership percentage attributed		9.90%
Subsequent Event | XRP Token | Armada Acquisition Corp. II
Description Of Organization And Business Operations [Line Items]
Stock purchased during period shares (in shares)		600,000
Private Placement Warrants | Armada Acquisition Corp. II
Description Of Organization And Business Operations [Line Items]
Proceeds from issuance of warrants			$ 6,600,000
Class of warrant or right, outstanding (in shares)		60,000	200,000			355,000		355,000
Private Placement Warrants | New Sponsor | Armada Acquisition Corp. II
Description Of Organization And Business Operations [Line Items]
Stock and warrants issued during period, value, preferred stock and warrants				$ 200,000
Proceeds from issuance of warrants				$ 6,600,000
Private Placement Warrants | Subsequent Event | Armada Acquisition Corp. II
Description Of Organization And Business Operations [Line Items]
Class of warrant or right, outstanding (in shares)		60,000
Class A ordinary shares | Armada Acquisition Corp. II
Description Of Organization And Business Operations [Line Items]
Common stock, par value (in usd per share)			$ 0.0001			$ 0.0001		$ 0.0001
Common stock, issued (in shares)			400,000			710,000		710,000
Common stock, outstanding (in shares)		120,000				710,000		710,000
Class A ordinary shares | New Sponsor | Armada Acquisition Corp. II
Description Of Organization And Business Operations [Line Items]
Stock issued during period shares new issues (in shares)				400,000
Common stock, par value (in usd per share)				$ 0.0001
Class A ordinary shares | Subsequent Event | Armada Acquisition Corp. II
Description Of Organization And Business Operations [Line Items]
Common stock, par value (in usd per share)										$ 0.0001
Common stock, outstanding (in shares)		120,000
Class B ordinary shares | Armada Acquisition Corp. II
Description Of Organization And Business Operations [Line Items]
Common stock, par value (in usd per share)			$ 0.0001			$ 0.0001		$ 0.0001
Percentage of voting interest owned by parent			100.00%
Common stock, issued (in shares)			7,880,000			7,880,000		7,880,000
Common stock, outstanding (in shares)		2,364,000				7,880,000		7,880,000
Class B ordinary shares | New Sponsor | Armada Acquisition Corp. II
Description Of Organization And Business Operations [Line Items]
Stock issued during period shares new issues (in shares)				7,880,000
Common stock, par value (in usd per share)				$ 0.0001
Class B ordinary shares | Subsequent Event | Armada Acquisition Corp. II
Description Of Organization And Business Operations [Line Items]
Common stock, par value (in usd per share)										$ 0.0001
Common stock, outstanding (in shares)		2,364,000
Pubco Common Class A | Armada Acquisition Corp. II
Description Of Organization And Business Operations [Line Items]
Price per share (usd per share)		$ 10
Common stock, par value (in usd per share)		$ 0.001
Proceeds from issuance of common stock		$ 214,050,000.00
Pubco Common Class A | Subsequent Event | Armada Acquisition Corp. II
Description Of Organization And Business Operations [Line Items]
Price per share (usd per share)		$ 10.00
Common stock, par value (in usd per share)		$ 0.001
Proceeds from issuance of common stock		$ 214,050,000.00
Pubco Common Class B | Armada Acquisition Corp. II
Description Of Organization And Business Operations [Line Items]
Common stock, par value (in usd per share)		$ 0.001
Pubco Common Class B | Subsequent Event | Armada Acquisition Corp. II
Description Of Organization And Business Operations [Line Items]
Common stock, par value (in usd per share)		0.001
Pubco Common Class C | Armada Acquisition Corp. II
Description Of Organization And Business Operations [Line Items]
Common stock, par value (in usd per share)		0.001
Pubco Common Class C | Subsequent Event | Armada Acquisition Corp. II
Description Of Organization And Business Operations [Line Items]
Common stock, par value (in usd per share)		$ 0.001
IPO | Units | Armada Acquisition Corp. II
Description Of Organization And Business Operations [Line Items]
Stock issued during period shares new issues (in shares)					23,000,000
Price per share (usd per share)					$ 10.00
Proceeds from issuance initial public offering					$ 230,000,000
Private placement | Armada Acquisition Corp. II
Description Of Organization And Business Operations [Line Items]
Stock issued during period shares new issues (in shares)					710,000
Price per share (usd per share)					$ 10.00
Proceeds from issuance of private placement					$ 7,100,000
Over-allotment option
Description Of Organization And Business Operations [Line Items]
Common stock, par value (in usd per share)					$ 10.00
Over-allotment option | Armada Acquisition Corp. II
Description Of Organization And Business Operations [Line Items]
Price per share (usd per share)					0.0001
Common stock, par value (in usd per share)					$ 10.00
Over-allotment option | Units | Armada Acquisition Corp. II
Description Of Organization And Business Operations [Line Items]
Share-based compensation arrangement by share-based payment award, options, exercises in period (in shares)					3,000,000